Acquisition of PDC Energy, Inc. - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - PDC Energy, Inc. $ in Millions	Aug. 07, 2023 USD ($)
Business Acquisition [Line Items]
Current assets	$ 630
Properties, plant and equipment	10,487
Other assets	118
Total assets acquired	11,235
Current liabilities	1,376
Long-term debt	1,473
Deferred income tax	1,397
Other liabilities	469
Total liabilities assumed	4,715
Purchase Price	$ 6,520